OTHER ASSETS AND OTHER LIABILITIES, Fair Value of Derivative Financial Instruments, Recorded as an Asset or a Liability (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				S/ 1,478,726	S/ 1,661,628
Liabilities				1,345,665	1,524,761
Nominal amount				63,818,334	73,642,609
Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				1,327,964	1,575,360
Liabilities				1,320,883	1,507,065
Nominal amount				61,470,540	72,080,304
Fair Value Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				150,762	86,268
Liabilities				24,782	17,696
Nominal amount				2,347,794	1,562,305
Fair Value Hedges [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Nominal amount				926,500	636,400
Forward Foreign Exchange Contracts [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				500,348	344,780
Liabilities				288,857	387,371
Forward Foreign Exchange Contracts [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				500,348	344,780
Liabilities				288,857	387,371
Nominal amount				34,224,865	28,618,406
Maturity		January 2023 / August 2024	January 2022 / June 2023
Interest Rate Swap [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				415,034	367,906
Liabilities				277,988	320,186
Interest Rate Swap [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				415,034	367,906
Liabilities				277,988	320,186
Nominal amount				10,834,324	26,878,186
Maturity		January 2023 / December 2032	January 2022 / December 2031
Interest Rate Swap [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				0	0
Liabilities				0	1,076
Nominal amount				0	119,610
Maturity			March 2022
Related instruments		Bonds issued
Interest Rate Swap [Member] | Fair Value Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				52,106	0
Liabilities				397	12,278
Nominal amount				926,497	636,405
Maturity		January 2023 / February 2028	March 2022 / May 2023
Related instruments	[1]	Investments
Currency Swaps [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				410,439	860,170
Liabilities				749,420	795,845
Currency Swaps [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				410,439	860,170
Liabilities				749,420	795,845
Nominal amount				16,000,208	15,935,149
Maturity		January 2023 / January 2033	January 2022 / January 2033
Foreign Exchange Options [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				1,349	2,485
Liabilities				3,168	3,258
Foreign Exchange Options [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				1,349	2,485
Liabilities				3,168	3,258
Nominal amount				362,324	576,398
Maturity		January 2023 / June 2024	January 2022 / December 2022
Futures [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				794	19
Liabilities				1,450	405
Futures [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				794	19
Liabilities				1,450	405
Nominal amount				48,819	72,165
Maturity		March 2023	March 2022 / November 2022
Cross Currency Swap Contract [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				20,114	36,512
Liabilities				8,418	0
Nominal amount				839,080	199,350
Maturity		January 2025	January 2025
Related instruments		Bonds issued
Cross Currency Swap Contract One [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				21,935	16,972
Liabilities				0	0
Nominal amount				171,630	179,415
Maturity		August 2026	August 2026
Related instruments		Repurchase agreements
Cross Currency Swap Contract One [Member] | Cash Flow Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Nominal amount		$ 25.0	$ 25.0	95,300	99,700
Cross Currency Swap Contract Two [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				0	0
Liabilities				13,688	216
Nominal amount				145,715	173,215
Maturity		December 2023	December 2023
Related instruments		Bonds issued
Cross Currency Swap Contract Three [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				41,746	19,939
Liabilities				2,123	4,126
Nominal amount				131,382	154,635
Maturity		January 2023 / January 2025	January 2022 / September 2024
Related instruments	[1]	Investments
Cross Currency Swap Contract Four [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				0	0
Liabilities				156	0
Nominal amount				38,140	0
Maturity		June 2025
Related instruments		Repurchase agreements
Cross Currency Swap Contract Five [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets				14,861	12,845
Liabilities				0	0
Nominal amount				S/ 95,350	S/ 99,675
Maturity		August 2026	August 2026
Related instruments		Repurchase agreements

[1]	It comprises investments classified at the fair value through other comprehensive income under IFRS 9 as of December 31, 2022 and 2021.